LVIP JPMorgan U.S. Equity Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.47%
Aerospace & Defense–2.93%
Howmet Aerospace, Inc.	22,394	$2,244,998
Northrop Grumman Corp.	8,654	4,569,918
		6,814,916
Automobiles–0.56%
†Tesla, Inc.	4,969	1,300,040
		1,300,040
Banks–3.73%
U.S. Bancorp	57,753	2,641,045
Wells Fargo & Co.	106,835	6,035,109
		8,676,154
Biotechnology–5.87%
AbbVie, Inc.	26,479	5,229,073
†Biogen, Inc.	4,849	939,930
†Regeneron Pharmaceuticals, Inc.	4,737	4,979,724
†Vertex Pharmaceuticals, Inc.	5,381	2,502,595
		13,651,322
Broadline Retail–4.21%
†Amazon.com, Inc.	52,575	9,796,300
		9,796,300
Building Products–2.37%
Carrier Global Corp.	28,002	2,253,881
Trane Technologies PLC	8,363	3,250,949
		5,504,830
Capital Markets–2.18%
Ameriprise Financial, Inc.	6,993	3,285,381
Morgan Stanley	17,146	1,787,299
		5,072,680
Construction Materials–1.86%
Vulcan Materials Co.	17,246	4,318,916
		4,318,916
Consumer Finance–2.09%
American Express Co.	17,949	4,867,769
		4,867,769
Electric Utilities–4.05%
NextEra Energy, Inc.	39,973	3,378,918
PG&E Corp.	194,668	3,848,586
Southern Co.	24,294	2,190,833
		9,418,337
Electrical Equipment–2.17%
Eaton Corp. PLC	15,239	5,050,814
		5,050,814
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–2.20%
Baker Hughes Co.	141,322	$5,108,790
		5,108,790
Financial Services–3.49%
†Block, Inc.	17,431	1,170,143
†Corpay, Inc.	3,980	1,244,785
Mastercard, Inc. Class A	11,546	5,701,415
		8,116,343
Food Products–1.20%
Mondelez International, Inc. Class A	38,074	2,804,912
		2,804,912
Ground Transportation–2.02%
CSX Corp.	136,072	4,698,566
		4,698,566
Health Care Equipment & Supplies–2.60%
Medtronic PLC	26,327	2,370,220
Stryker Corp.	10,186	3,679,794
		6,050,014
Health Care Providers & Services–2.67%
UnitedHealth Group, Inc.	10,623	6,211,056
		6,211,056
Hotels, Restaurants & Leisure–3.25%
†Chipotle Mexican Grill, Inc.	36,381	2,096,273
Marriott International, Inc. Class A	8,259	2,053,187
McDonald's Corp.	11,225	3,418,125
		7,567,585
Industrial REITs–0.72%
Prologis, Inc.	13,247	1,672,831
		1,672,831
Insurance–0.91%
Travelers Cos., Inc.	9,082	2,126,278
		2,126,278
Interactive Media & Services–6.13%
Alphabet, Inc. Class A	38,374	6,364,328
Meta Platforms, Inc. Class A	13,787	7,892,230
		14,256,558
Machinery–1.48%
Deere & Co.	8,256	3,445,477
		3,445,477
Oil, Gas & Consumable Fuels–2.51%
Exxon Mobil Corp.	49,830	5,841,073
		5,841,073
LVIP JPMorgan U.S. Equity Fund–1

LVIP JPMorgan U.S. Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.00%
Eli Lilly & Co.	2,635	$2,334,452
		2,334,452
Semiconductors & Semiconductor Equipment–12.07%
Analog Devices, Inc.	9,405	2,164,749
Marvell Technology, Inc.	22,030	1,588,804
Micron Technology, Inc.	23,585	2,446,000
NVIDIA Corp.	136,911	16,626,472
NXP Semiconductors NV	21,944	5,266,779
		28,092,804
Software–12.28%
Intuit, Inc.	5,066	3,145,986
Microsoft Corp.	47,847	20,588,564
Oracle Corp.	28,478	4,852,651
		28,587,201
Specialty Retail–4.51%
†AutoZone, Inc.	822	2,589,333
Lowe's Cos., Inc.	22,659	6,137,190
TJX Cos., Inc.	15,130	1,778,380
		10,504,903
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–8.41%
Apple, Inc.	76,940	$17,927,020
Seagate Technology Holdings PLC	14,955	1,638,021
		19,565,041
Total Common Stock (Cost $139,237,588)		231,455,962

MONEY MARKET FUND–1.28%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,984,919	2,984,919
Total Money Market Fund (Cost $2,984,919)		2,984,919

TOTAL INVESTMENTS–100.75% (Cost $142,222,507)	234,440,881
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.75%)	(1,736,438)
NET ASSETS APPLICABLE TO 5,249,147 SHARES OUTSTANDING–100.00%	$232,704,443

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP JPMorgan U.S. Equity Fund–2